State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE ex Fossil Fuels Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.97%		8.41%	8.76%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Prospectus [Line Items]
Average Annual Return, Percent		30.87%		8.39%	8.75%
Performance Inception Date	Oct. 24, 2016
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.60%		7.67%	8.05%
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.75%		6.48%	6.95%